Securities at amortized cost (AC) - Schedule of Amortized Cost Of Financial Assets At Amortized Cost (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Gross book value	R$ 2,042,788	R$ 1,912,804
Financial Assets Securities
Disclosure of financial assets [line items]
Gross book value	329,965	327,507
Amortized cost	327,473	323,852
Financial Assets Securities | Current
Disclosure of financial assets [line items]
Gross book value	74,248	90,213
Amortized cost	73,583	88,582
Financial Assets Securities | Current | Up to one year
Disclosure of financial assets [line items]
Gross book value	74,248	90,213
Amortized cost	73,583	88,582
Financial Assets Securities | Non-current
Disclosure of financial assets [line items]
Gross book value	255,717	237,294
Amortized cost	253,890	235,270
Financial Assets Securities | Non-current | From one to five years
Disclosure of financial assets [line items]
Gross book value	189,524	165,759
Amortized cost	187,986	164,332
Financial Assets Securities | Non-current | From five to ten years
Disclosure of financial assets [line items]
Gross book value	52,987	60,289
Amortized cost	52,748	59,694
Financial Assets Securities | Non-current | After ten years
Disclosure of financial assets [line items]
Gross book value	13,206	11,246
Amortized cost	R$ 13,156	R$ 11,244